Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Financial assets:
Cash and cash equivalents	$ 64,501	$ 27,664
Current derivative assets	262
Non-current derivative assets	4,500	3,154
Financial liabilities:
Current derivative liabilities	2,045	3,304
Non-current derivative liabilities	793	285
Long-term debt, current and non-current	912,010	745,649
Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets	138
Non-current derivative assets	39
Financial liabilities:
Current derivative liabilities	411	1,265
Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets	124
Non-current derivative assets	4,461	3,154
Financial liabilities:
Current derivative liabilities	1,634	2,039
Non-current derivative liabilities	793	285
Quoted Price in Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and cash equivalents	64,501	27,664
Significant Other Observable Inputs (Level 2) [Member]
Financial liabilities:
Long-term debt, current and non-current	911,083	743,898
Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets	138
Non-current derivative assets	39
Financial liabilities:
Current derivative liabilities	411	1,265
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets	124
Non-current derivative assets	4,461	3,154
Financial liabilities:
Current derivative liabilities	1,634	2,039
Non-current derivative liabilities	$ 793	$ 285